N-2	Mar. 12, 2026 $ / shares
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Oxford Lane Capital Corp.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to maximize our portfolio’s risk-adjusted total return.
Risk Factors [Table Text Block]

SUPPLEMENTARY RISK FACTORS

Investing in our securities involves a number of significant risks. Before you invest in our 8.25% Series 2031 Term Preferred Shares, you should be aware of various risks, including those described below and those set forth in the accompanying prospectus, as well as those risks described in any documents incorporated by reference in this prospectus supplement and the accompanying prospectus. The risks set out below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance and the value of the 8.25% Series 2031 Term Preferred Shares. If any of the following events occur, our business, financial condition, results of operations and cash flows could be materially and adversely affected, and the value of the 8.25% Series 2031 Term Preferred Shares may be impaired. In such case, our net asset value and the trading price of the 8.25% Series 2031 Term Preferred Shares could decline, and you may lose all or part of your investment. The risk factors described below, together with those set forth in the accompanying prospectus and the documents incorporated by reference in this prospectus supplement and the accompanying prospectus, are the principal risk factors associated with an investment in our 8.25% Series 2031 Term Preferred Shares as well as those factors generally associated with an investment company with investment objectives, investment policies, capital structure, or trading markets similar to ours.

Risks Related to the 8.25% Series 2031 Term Preferred Shares

An investment in Term Preferred Shares with a fixed interest rate bears interest rate risk.

Term Preferred Shares pay dividends at a fixed dividend rate. Prices of fixed income investments vary inversely with changes in market yields. The market yields on securities comparable to the 8.25% Series 2031 Term Preferred Shares may increase, which would likely result in a decline in the secondary market price of the 8.25% Series 2031 Term Preferred Shares prior to the Term Redemption Date. For additional information concerning dividends on the 8.25% Series 2031 Term Preferred Shares, see “Description of the 8.25% Series 2031 Term Preferred Shares — Dividends and Dividend Periods.”

A liquid secondary trading market may not develop for the 8.25% Series 2031 Term Preferred Shares.

Although the Series 2027 Term Preferred Shares, the 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares are, and the 8.25% Series 2031 Term Preferred Shares will be, traded on the NASDAQ Global Select Market, they have and will have a limited trading market. As a result, we cannot predict the trading patterns of the 8.25% Series 2031 Term Preferred Shares, and a liquid secondary market may not develop. Holders of the 8.25% Series 2031 Term Preferred Shares may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the 8.25% Series 2031 Term Preferred Shares may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

The 8.25% Series 2031 Term Preferred Shares bear a risk of early redemption by us.

We may voluntarily redeem some or all of the 8.25% Series 2031 Term Preferred Shares on or after March 20, 2028 and we may be forced to redeem some or all of the 8.25% Series 2031 Term Preferred Shares to meet regulatory requirements and the asset coverage requirements of such shares. Any such redemptions may occur at a time that is unfavorable to holders of the 8.25% Series 2031 Term Preferred Shares. We may have an incentive to redeem the 8.25% Series 2031 Term Preferred Shares voluntarily before the Term Redemption Date if market conditions allow us to issue other Preferred Stock or debt securities at a rate that is lower than the Fixed Dividend Rate on the 8.25% Series 2031 Term Preferred Shares. For further information regarding our ability to redeem the 8.25% Series 2031 Term Preferred Shares, see “Description of the 8.25% Series 2031 Term Preferred Shares — Redemption” and “— Asset Coverage.”

Claims of holders of the 8.25% Series 2031 Term Preferred Shares are subject to a risk of subordination relative to holders of our debt instruments, including the Notes.

Rights of holders of 8.25% Series 2031 Term Preferred Shares will be equal to the rights of holders of the Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares. However, rights of holders of the 8.25% Series 2031 Term Preferred Shares, the Series 2027 Term Preferred Shares, the 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares will be subordinated to the rights of holders of our indebtedness, including holders of our Notes. Therefore, dividends, distributions and other payments to holders of Term Preferred Shares in liquidation or otherwise may be subject to prior payments due to the holders of our indebtedness, including holders of our Notes. In addition, under some circumstances the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of holders of the 8.25% Series 2031 Term Preferred Shares.

We are subject to risks related to a general credit crisis and related liquidity risks.

General market uncertainty and extraordinary conditions in the credit markets may impact the liquidity of our investment portfolio. In turn, during extraordinary circumstances, this uncertainty could impact our distributions and/or ability to redeem the 8.25% Series 2031 Term Preferred Shares in accordance with their terms. Further, there may be market imbalances of sellers and buyers of 8.25% Series 2031 Term Preferred Shares during periods of extreme illiquidity and volatility in the credit markets. Such market conditions may lead to periods of thin trading in any secondary market for the 8.25% Series 2031 Term Preferred Shares and may make valuation of the 8.25% Series 2031 Term Preferred Shares uncertain. As a result, the spread between bid and ask prices is likely to increase significantly such that an investor in the 8.25% Series 2031 Term Preferred Shares may have difficulty selling his or her shares. Less liquid and more volatile trading environments could also result in sudden and significant valuation declines in the 8.25% Series 2031 Term Preferred Shares.

Holders of the 8.25% Series 2031 Term Preferred Shares bear reinvestment risk.

Given the five year term and potential for early redemption of the 8.25% Series 2031 Term Preferred Shares, holders of such shares may face an increased reinvestment risk, which is the risk that the return on an investment purchased with proceeds from the sale or redemption of the 8.25% Series 2031 Term Preferred Shares may be lower than the return previously obtained from the investment in such shares.

Holders of 8.25% Series 2031 Term Preferred Shares bear dividend risk.

We may be unable to pay dividends on the 8.25% Series 2031 Term Preferred Shares under some circumstances. The Series 2027 Term Preferred Shares became subject to redemption by us on February 28, 2023, the 6.00% Series 2029 Term Preferred Shares became subject to redemption by us on August 31, 2024 and the 7.125% Series 2029 Term Preferred Shares became subject to redemption by us on June 30, 2024. As a result, any redemption of the Series 2027 Term Preferred Shares, the 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares may impact our ability to continue to pay dividends on the 8.25% Series 2031 Term Preferred Shares. In addition, the terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including the 8.25% Series 2031 Term Preferred Shares, under certain conditions.

There is a risk of delay in our redemption of the 8.25% Series 2031 Term Preferred Shares, and we may fail to redeem such securities as required by their terms.

We will generally make investments in CLO vehicles whose securities are not traded in any public market. Substantially all of the investments we presently hold and the investments we expect to acquire in the future are, and will be, subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to obtain cash equal to the value at which we record our investments quickly if a need arises. Additionally, our Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares are subject to the mandatory redemption provisions described in “Description of the 8.25% Series 2031 Term Preferred Shares — Mandatory Redemption for Asset Coverage” prior to a mandatory redemption date. If we are unable to obtain sufficient liquidity prior to the Term Redemption Date, we may be forced to engage in a partial redemption or to delay a required redemption. If such a partial redemption or delay were to occur, the market price of the 8.25% Series 2031 Term Preferred Shares might be adversely affected.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the 8.25% Series 2031 Term Preferred Shares, if any, could cause the liquidity or market value of the 8.25% Series 2031 Term Preferred Shares to decline significantly.

Our credit ratings, if any, are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the 8.25% Series 2031 Term Preferred Shares. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the 8.25% Series 2031 Term Preferred Shares. Credit ratings are paid for by the issuer and are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. An explanation of the significance of ratings may be obtained from the rating agency. Generally, rating agencies base their ratings on such material and information, and such of their own investigations, studies and assumptions, as they deem appropriate. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of the 8.25% Series 2031 Term Preferred Shares of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agency if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our company, so warrant.

Risk [Text Block]

Risks Related to the 8.25% Series 2031 Term Preferred Shares

An investment in Term Preferred Shares with a fixed interest rate bears interest rate risk.

Term Preferred Shares pay dividends at a fixed dividend rate. Prices of fixed income investments vary inversely with changes in market yields. The market yields on securities comparable to the 8.25% Series 2031 Term Preferred Shares may increase, which would likely result in a decline in the secondary market price of the 8.25% Series 2031 Term Preferred Shares prior to the Term Redemption Date. For additional information concerning dividends on the 8.25% Series 2031 Term Preferred Shares, see “Description of the 8.25% Series 2031 Term Preferred Shares — Dividends and Dividend Periods.”

A liquid secondary trading market may not develop for the 8.25% Series 2031 Term Preferred Shares.

Although the Series 2027 Term Preferred Shares, the 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares are, and the 8.25% Series 2031 Term Preferred Shares will be, traded on the NASDAQ Global Select Market, they have and will have a limited trading market. As a result, we cannot predict the trading patterns of the 8.25% Series 2031 Term Preferred Shares, and a liquid secondary market may not develop. Holders of the 8.25% Series 2031 Term Preferred Shares may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the 8.25% Series 2031 Term Preferred Shares may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

The 8.25% Series 2031 Term Preferred Shares bear a risk of early redemption by us.

We may voluntarily redeem some or all of the 8.25% Series 2031 Term Preferred Shares on or after March 20, 2028 and we may be forced to redeem some or all of the 8.25% Series 2031 Term Preferred Shares to meet regulatory requirements and the asset coverage requirements of such shares. Any such redemptions may occur at a time that is unfavorable to holders of the 8.25% Series 2031 Term Preferred Shares. We may have an incentive to redeem the 8.25% Series 2031 Term Preferred Shares voluntarily before the Term Redemption Date if market conditions allow us to issue other Preferred Stock or debt securities at a rate that is lower than the Fixed Dividend Rate on the 8.25% Series 2031 Term Preferred Shares. For further information regarding our ability to redeem the 8.25% Series 2031 Term Preferred Shares, see “Description of the 8.25% Series 2031 Term Preferred Shares — Redemption” and “— Asset Coverage.”

Claims of holders of the 8.25% Series 2031 Term Preferred Shares are subject to a risk of subordination relative to holders of our debt instruments, including the Notes.

Rights of holders of 8.25% Series 2031 Term Preferred Shares will be equal to the rights of holders of the Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares. However, rights of holders of the 8.25% Series 2031 Term Preferred Shares, the Series 2027 Term Preferred Shares, the 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares will be subordinated to the rights of holders of our indebtedness, including holders of our Notes. Therefore, dividends, distributions and other payments to holders of Term Preferred Shares in liquidation or otherwise may be subject to prior payments due to the holders of our indebtedness, including holders of our Notes. In addition, under some circumstances the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of holders of the 8.25% Series 2031 Term Preferred Shares.

We are subject to risks related to a general credit crisis and related liquidity risks.

General market uncertainty and extraordinary conditions in the credit markets may impact the liquidity of our investment portfolio. In turn, during extraordinary circumstances, this uncertainty could impact our distributions and/or ability to redeem the 8.25% Series 2031 Term Preferred Shares in accordance with their terms. Further, there may be market imbalances of sellers and buyers of 8.25% Series 2031 Term Preferred Shares during periods of extreme illiquidity and volatility in the credit markets. Such market conditions may lead to periods of thin trading in any secondary market for the 8.25% Series 2031 Term Preferred Shares and may make valuation of the 8.25% Series 2031 Term Preferred Shares uncertain. As a result, the spread between bid and ask prices is likely to increase significantly such that an investor in the 8.25% Series 2031 Term Preferred Shares may have difficulty selling his or her shares. Less liquid and more volatile trading environments could also result in sudden and significant valuation declines in the 8.25% Series 2031 Term Preferred Shares.

Holders of the 8.25% Series 2031 Term Preferred Shares bear reinvestment risk.

Given the five year term and potential for early redemption of the 8.25% Series 2031 Term Preferred Shares, holders of such shares may face an increased reinvestment risk, which is the risk that the return on an investment purchased with proceeds from the sale or redemption of the 8.25% Series 2031 Term Preferred Shares may be lower than the return previously obtained from the investment in such shares.

Holders of 8.25% Series 2031 Term Preferred Shares bear dividend risk.

We may be unable to pay dividends on the 8.25% Series 2031 Term Preferred Shares under some circumstances. The Series 2027 Term Preferred Shares became subject to redemption by us on February 28, 2023, the 6.00% Series 2029 Term Preferred Shares became subject to redemption by us on August 31, 2024 and the 7.125% Series 2029 Term Preferred Shares became subject to redemption by us on June 30, 2024. As a result, any redemption of the Series 2027 Term Preferred Shares, the 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares may impact our ability to continue to pay dividends on the 8.25% Series 2031 Term Preferred Shares. In addition, the terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including the 8.25% Series 2031 Term Preferred Shares, under certain conditions.

There is a risk of delay in our redemption of the 8.25% Series 2031 Term Preferred Shares, and we may fail to redeem such securities as required by their terms.

We will generally make investments in CLO vehicles whose securities are not traded in any public market. Substantially all of the investments we presently hold and the investments we expect to acquire in the future are, and will be, subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to obtain cash equal to the value at which we record our investments quickly if a need arises. Additionally, our Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares are subject to the mandatory redemption provisions described in “Description of the 8.25% Series 2031 Term Preferred Shares — Mandatory Redemption for Asset Coverage” prior to a mandatory redemption date. If we are unable to obtain sufficient liquidity prior to the Term Redemption Date, we may be forced to engage in a partial redemption or to delay a required redemption. If such a partial redemption or delay were to occur, the market price of the 8.25% Series 2031 Term Preferred Shares might be adversely affected.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the 8.25% Series 2031 Term Preferred Shares, if any, could cause the liquidity or market value of the 8.25% Series 2031 Term Preferred Shares to decline significantly.

Our credit ratings, if any, are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the 8.25% Series 2031 Term Preferred Shares. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the 8.25% Series 2031 Term Preferred Shares. Credit ratings are paid for by the issuer and are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. An explanation of the significance of ratings may be obtained from the rating agency. Generally, rating agencies base their ratings on such material and information, and such of their own investigations, studies and assumptions, as they deem appropriate. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of the 8.25% Series 2031 Term Preferred Shares of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agency if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our company, so warrant.

Effects of Leverage [Table Text Block]

Leverage by the Company

We may use leverage as and to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. Instruments that create leverage are generally considered to be senior securities under the 1940 Act. Under the 1940 Act, we are only permitted to incur additional indebtedness to the extent our asset coverage, as defined under the 1940 Act, is at least 300% immediately after each such borrowing. With respect to our outstanding Preferred Stock, we will generally be required to meet an asset coverage ratio, as defined under the 1940 Act, of at least 200% immediately after each issuance of such Preferred Stock. In addition, our Articles Supplementary for the Term Preferred Shares prohibit us from declaring a common stock distribution if, at the time of declaration, our asset coverage ratio is not at least 200% after deducting the amount of such distribution. If we do not meet these asset coverage requirements, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding shares of Preferred Stock, in each case at a time when doing so may be disadvantageous. See “Regulation as a Registered Closed-End Management Investment Company” in the accompanying prospectus.

Lowest Price or Bid, NAV	$ 13.48
Highest Price or Bid, NAV	$ 13.78
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

CAPITALIZATION

The following table sets forth our capitalization:

•        (a) on an actual basis as of December 31, 2025; and

•        (b) on an as adjusted basis to give effect to the offering of the 8.25% Series 2031 Term Preferred Shares at a public offering price of $25 per share, after deducting the underwriting discounts and commissions of approximately $1,875,000 and estimated offering expenses of approximately $292,000 payable by us and the application of the proceeds thereof.

This table should be read in conjunction with “Use of Proceeds” and financial statements and notes thereto included in this prospectus supplement and our “Business” section included in the accompanying prospectus.

	As of December 31, 2025
	Actual	As Adjusted(2)(3)
Assets:
Total assets	$2,312,519,870	$2,312,519,870

Liabilities:
Mandatorily redeemable preferred stock, par value $0.01 per share, net of unamortized deferred issuance costs of $2,755,811 (50,000,000 shares authorized, 8,761,706 shares issued and outstanding) actual(1) and net of unamortized deferred issuance costs of $4,594,282 (8,848,386 shares issued and outstanding), as adjusted(2)(3)	216,286,839	216,615,368
Notes payable – 7.95% unsecured notes, net of unamortized deferred issuance costs of $5,663,307	179,336,693	179,336,693
Notes payable – 8.75% unsecured notes, net of unamortized deferred issuance costs of $3,023,343	111,976,657	111,976,657
Notes payable – 5.00% unsecured notes, net of unamortized deferred issuance costs of $731,769	99,268,231	99,268,231
Notes payable – 6.75% unsecured notes, net of unamortized deferred issuance costs of $1,865,872	98,134,128	98,134,128
Other liabilities	97,448,061	97,448,061
Total liabilities	802,450,609	802,779,138
Net Assets	$1,510,069,261	$1,509,740,732

Net Assets consist of:
Common stock, $0.01 par value	973,592	973,592
Capital in excess of par value	2,778,250,278	2,778,250,278
Total distributable earnings/(accumulated losses)	(1,269,154,609)	(1,269,483,138)
Total net assets	$1,510,069,261	$1,509,740,732

(1)      Actual amount represents 3,524,806 shares of Series 2027 Term Preferred Shares, 2,686,900 shares of 6.00% Series 2029 Term Preferred Shares and 2,550,000 shares of the 7.125% Series 2029 Term Preferred Shares outstanding as of December 31, 2025.

(2)      Amounts in the “As Adjusted” column reflect the estimated net proceeds from this offering, after giving effect to capitalized debt issuance costs, and the partial redemption of 2,313,320 of the 3,524,806 outstanding 6.25% Series 2027 Term Preferred Shares as of December 31, 2025.

(3)      Reflects the pro rata portion of deferred offering costs associated with the partial redemption of the 6.25% Series 2027 Term Preferred Shares, recorded as a reduction to Total distributable earnings (accumulated losses).

Long Term Debt [Table Text Block]

DESCRIPTION OF THE 8.25% Series 2031 Term Preferred Shares

The following is a brief description of the terms of our Term Preferred Shares, including specific terms of the 8.25% Series 2031 Term Preferred Shares. This is not a complete description and is subject to, and entirely qualified by reference to, the Articles of Incorporation, the Articles Supplementary, Appendix A to the Articles Supplementary, Appendix B to the Articles Supplementary, Appendix C to the Articles Supplementary and Appendix D to the Articles Supplementary, dated as of March 13, 2026 (the “Articles Supplementary). The form of Articles Supplementary and appendices thereto are attached to this prospectus supplement as Exhibit A, including Appendix C which establishes the terms for the 8.25% Series 2031 Term Preferred Shares. The final Articles Supplementary dated as of March 13, 2026 and Appendix A, Appendix B, Appendix C and Appendix D will be filed with the SEC as an exhibit to our registration statement of which this prospectus supplement and the accompanying prospectus are a part. You may obtain copies of these documents as described under “Available Information.”

An Investment in Term Preferred Shares With a Fixed Interest Rate Bears Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An investment in Term Preferred Shares with a fixed interest rate bears interest rate risk.

Term Preferred Shares pay dividends at a fixed dividend rate. Prices of fixed income investments vary inversely with changes in market yields. The market yields on securities comparable to the 8.25% Series 2031 Term Preferred Shares may increase, which would likely result in a decline in the secondary market price of the 8.25% Series 2031 Term Preferred Shares prior to the Term Redemption Date. For additional information concerning dividends on the 8.25% Series 2031 Term Preferred Shares, see “Description of the 8.25% Series 2031 Term Preferred Shares — Dividends and Dividend Periods.”

A liquid secondary trading market may not develop for the 8.25% Series 2031 Term Preferred Shares.

Although the Series 2027 Term Preferred Shares, the 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares are, and the 8.25% Series 2031 Term Preferred Shares will be, traded on the NASDAQ Global Select Market, they have and will have a limited trading market. As a result, we cannot predict the trading patterns of the 8.25% Series 2031 Term Preferred Shares, and a liquid secondary market may not develop. Holders of the 8.25% Series 2031 Term Preferred Shares may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the 8.25% Series 2031 Term Preferred Shares may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

The 8.25% Series 2031 Term Preferred Shares bear a risk of early redemption by us.

We may voluntarily redeem some or all of the 8.25% Series 2031 Term Preferred Shares on or after March 20, 2028 and we may be forced to redeem some or all of the 8.25% Series 2031 Term Preferred Shares to meet regulatory requirements and the asset coverage requirements of such shares. Any such redemptions may occur at a time that is unfavorable to holders of the 8.25% Series 2031 Term Preferred Shares. We may have an incentive to redeem the 8.25% Series 2031 Term Preferred Shares voluntarily before the Term Redemption Date if market conditions allow us to issue other Preferred Stock or debt securities at a rate that is lower than the Fixed Dividend Rate on the 8.25% Series 2031 Term Preferred Shares. For further information regarding our ability to redeem the 8.25% Series 2031 Term Preferred Shares, see “Description of the 8.25% Series 2031 Term Preferred Shares — Redemption” and “— Asset Coverage.”

Claims of holders of the 8.25% Series 2031 Term Preferred Shares are subject to a risk of subordination relative to holders of our debt instruments, including the Notes.

Rights of holders of 8.25% Series 2031 Term Preferred Shares will be equal to the rights of holders of the Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares. However, rights of holders of the 8.25% Series 2031 Term Preferred Shares, the Series 2027 Term Preferred Shares, the 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares will be subordinated to the rights of holders of our indebtedness, including holders of our Notes. Therefore, dividends, distributions and other payments to holders of Term Preferred Shares in liquidation or otherwise may be subject to prior payments due to the holders of our indebtedness, including holders of our Notes. In addition, under some circumstances the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of holders of the 8.25% Series 2031 Term Preferred Shares.

We are Subject to Risks Related to a General Credit Crisis and Related Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to risks related to a general credit crisis and related liquidity risks.

General market uncertainty and extraordinary conditions in the credit markets may impact the liquidity of our investment portfolio. In turn, during extraordinary circumstances, this uncertainty could impact our distributions and/or ability to redeem the 8.25% Series 2031 Term Preferred Shares in accordance with their terms. Further, there may be market imbalances of sellers and buyers of 8.25% Series 2031 Term Preferred Shares during periods of extreme illiquidity and volatility in the credit markets. Such market conditions may lead to periods of thin trading in any secondary market for the 8.25% Series 2031 Term Preferred Shares and may make valuation of the 8.25% Series 2031 Term Preferred Shares uncertain. As a result, the spread between bid and ask prices is likely to increase significantly such that an investor in the 8.25% Series 2031 Term Preferred Shares may have difficulty selling his or her shares. Less liquid and more volatile trading environments could also result in sudden and significant valuation declines in the 8.25% Series 2031 Term Preferred Shares.

Holders of the % Series 2031 Term Preferred Shares Bear Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Holders of the 8.25% Series 2031 Term Preferred Shares bear reinvestment risk.

Given the five year term and potential for early redemption of the 8.25% Series 2031 Term Preferred Shares, holders of such shares may face an increased reinvestment risk, which is the risk that the return on an investment purchased with proceeds from the sale or redemption of the 8.25% Series 2031 Term Preferred Shares may be lower than the return previously obtained from the investment in such shares.

Holders of % Series 2031 Term Preferred Shares Bear Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Holders of 8.25% Series 2031 Term Preferred Shares bear dividend risk.

We may be unable to pay dividends on the 8.25% Series 2031 Term Preferred Shares under some circumstances. The Series 2027 Term Preferred Shares became subject to redemption by us on February 28, 2023, the 6.00% Series 2029 Term Preferred Shares became subject to redemption by us on August 31, 2024 and the 7.125% Series 2029 Term Preferred Shares became subject to redemption by us on June 30, 2024. As a result, any redemption of the Series 2027 Term Preferred Shares, the 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares may impact our ability to continue to pay dividends on the 8.25% Series 2031 Term Preferred Shares. In addition, the terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including the 8.25% Series 2031 Term Preferred Shares, under certain conditions.

There is a risk of delay in our redemption of the 8.25% Series 2031 Term Preferred Shares, and we may fail to redeem such securities as required by their terms.

We will generally make investments in CLO vehicles whose securities are not traded in any public market. Substantially all of the investments we presently hold and the investments we expect to acquire in the future are, and will be, subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to obtain cash equal to the value at which we record our investments quickly if a need arises. Additionally, our Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares and the 7.125% Series 2029 Term Preferred Shares are subject to the mandatory redemption provisions described in “Description of the 8.25% Series 2031 Term Preferred Shares — Mandatory Redemption for Asset Coverage” prior to a mandatory redemption date. If we are unable to obtain sufficient liquidity prior to the Term Redemption Date, we may be forced to engage in a partial redemption or to delay a required redemption. If such a partial redemption or delay were to occur, the market price of the 8.25% Series 2031 Term Preferred Shares might be adversely affected.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the 8.25% Series 2031 Term Preferred Shares, if any, could cause the liquidity or market value of the 8.25% Series 2031 Term Preferred Shares to decline significantly.

Our credit ratings, if any, are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the 8.25% Series 2031 Term Preferred Shares. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the 8.25% Series 2031 Term Preferred Shares. Credit ratings are paid for by the issuer and are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. An explanation of the significance of ratings may be obtained from the rating agency. Generally, rating agencies base their ratings on such material and information, and such of their own investigations, studies and assumptions, as they deem appropriate. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of the 8.25% Series 2031 Term Preferred Shares of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agency if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our company, so warrant.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common stock